Transfers of Financial Assets Not Qualifying for Derecognition - Carrying Amount of Financial Assets that Did Not Qualify for Derecognition and their Associated Financial Liabilities (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	£ 19,369	£ 23,957
Carrying amount of associated financial liabilities	(12,639)	(12,077)
Sale and Repurchase Agreements [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	7,642	10,808
Carrying amount of associated financial liabilities	(7,188)	(7,734)
Securities lending agreements [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	144	302
Carrying amount of associated financial liabilities	(120)	(235)
Securitisations [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of financial assets not derecognised in their entirety	11,583	12,847
Carrying amount of associated financial liabilities	£ (5,331)	£ (4,108)